BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (37,120)	$ (56,273)	$ (46,896)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	48,017,188	45,552,199	42,032,818